Commitments, contingencies and guarantees - Maturity information on derivative contracts and standby letters of credit and other guarantees (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2025	Mar. 31, 2025
Derivative contracts [Member]
Guarantees [Line Items]
Carrying value	[1],[2]	¥ 9,848,160	¥ 9,399,725
Maximum potential payout /Notional	[1],[2]	617,917,871	609,318,612
Derivative contracts [Member] | Less than 1 year [Member]
Guarantees [Line Items]
Maximum potential payout /Notional		179,495,442
Derivative contracts [Member] | 1 to 3 years [Member]
Guarantees [Line Items]
Maximum potential payout /Notional		188,872,112
Derivative contracts [Member] | 3 to 5 years [Member]
Guarantees [Line Items]
Maximum potential payout /Notional		56,037,226
Derivative contracts [Member] | More than 5 years [Member]
Guarantees [Line Items]
Maximum potential payout /Notional		193,513,091
Standby letters of credit and other guarantees [Member]
Guarantees [Line Items]
Carrying value	[3]	10
Maximum potential payout /Notional	[3]	4,287,086	¥ 4,939,056
Standby letters of credit and other guarantees [Member] | Less than 1 year [Member]
Guarantees [Line Items]
Maximum potential payout /Notional		4,247,087
Standby letters of credit and other guarantees [Member] | 1 to 3 years [Member]
Guarantees [Line Items]
Maximum potential payout /Notional		28,971
Standby letters of credit and other guarantees [Member] | 3 to 5 years [Member]
Guarantees [Line Items]
Maximum potential payout /Notional		8,120
Standby letters of credit and other guarantees [Member] | More than 5 years [Member]
Guarantees [Line Items]
Maximum potential payout /Notional		¥ 2,908

[1]	Credit derivatives are disclosed in Note 3 “Derivative instruments and hedging activities” and are excluded from above.
[2]	Derivative contracts primarily consist of equity, interest rate and foreign exchange contracts.
[3]	Primarily related to a certain sponsored repo program where Nomura guarantees to a third party clearing house in relation to its clients’ payment obligations. Our credit exposures under this guarantee are minimized by obtaining collateral from clients at amount approximately the maximum potential payout under the guarantee.